Acquisitions (Details Narrative) $ / shares in Units, $ in Thousands	Nov. 15, 2025 CAD ($)	Nov. 14, 2025 CAD ($)	Nov. 15, 2025 USD ($)	Nov. 15, 2025 CAD ($)	Nov. 14, 2025 USD ($) shares	Nov. 14, 2025 CAD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired					100.00%	100.00%
US trungsten inc [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired					100.00%	100.00%
Fair value of the consideration transferred						$ 9,000
Fair value of the consideration transferred, shares | shares					1,347,305	1,347,305
Deemed issue price per share | $ / shares						$ 9.25
Cash payment					$ 750	$ 1,043,000
Total consideration amount					$ 9,750	$ 13,506,000
Transactions costs		$ 30,000
Apex garnet inc [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			100.00%	100.00%
Cash payment			$ 250	$ 348,000
Transactions costs	$ 3,000